Segment information	12 Months Ended
Dec. 31, 2017
Segment Information
Segment information
(5)	Segment information

The Company reports information by segments as established in IFRS 8 “Operating segments”. For management purposes, the Company has two reportable segments, as follows:

•	Fair transportation: Corresponds to passenger and cargo operating revenues on scheduled flights and freight transport, respectively, including flights operated by other airlines under code-sharing agreements.

•	Loyalty: Corresponds to the coalition loyalty program, the frequent flyer program for the airline subsidiaries of Avianca Holdings S.A.

Starting July 31, 2015, the Board of Directors has monitored the operating results of the Company’s business units separately for the purpose of making decisions about resource allocation and performance assessment.

The Company’s revenues by business segment for the years ended December 31, 2017 are as follows:

	For the year ended December 31, 2017
	Air transportation	Loyalty	Eliminations	Consolidated
Revenue (1)
External customers	$4,167,658	$274,026	$—	$4,441,684
Inter-segment	112,037	4,366	(116,403)	—

Total revenue	4,279,695	278,392	(116,403)	4,441,684

Cost of loyalty rewards	55,604	126,505	(105,967)	76,142
Operating expenses	3,741,852	30,122	(13,489)	3,758,485
Depreciation and amortization	313,314	12,876	(12,777)	313,413
Interest expense	174,657	8,675	—	183,332
Interest income	(12,978)	(1,550)	—	(14,528)
Derivative instruments	2,536	—	—	2,536
Foreign exchange	20,161	2	—	20,163
Income tax expense	19,457	652	—	20,109

Net (loss) profit for the period	$(34,908)	$101,110	$15,830	$82,032

Total Assets	$6,796,848	$248,919	$(184,371)	$6,861,396

Total Liabilities	$5,082,763	$545,951	$(107,018)	$5,521,696

The Company’s revenues by business segment for the years ended December 31, 2016 are as follows:

	For the year ended December 31, 2016
	Air transportation	Loyalty	Eliminations	Consolidated
Revenue (1)
External customers	$3,898,271	$240,067	$—	$4,138,338
Inter-segment	89,071	3,834	(92,905)	—

Total revenue	3,987,342	243,901	(92,905)	4,138,338

Cost of loyalty rewards	53,901	120,589	(78,785)	95,705
Operating expenses	3,509,122	19,617	(14,122)	3,514,617
Depreciation and, amortization	269,534	12,789	(12,777)	269,546
Interest expense	172,381	249	—	172,630
Interest income	(13,960)	906	—	(13,054)
Derivative instruments	(3,321)	—	—	(3,321)
Foreign exchange	23,952	(13)	—	23,939
Income tax expense	32,384	1,706	—	34,090

Net (loss) profit for the period	$(56,651)	$88,058	$12,779	$44,186

Total Assets	$6,328,740	$227,382	$(204,787)	$6,351,335

Total Liabilities	$4,842,190	$203,542	$(114,658)	$4,931,074

(1)	Loyalty revenue for miles redeemed is allocated to passenger revenue and, other loyalty revenue is recorded in other revenue.

The results, assets and liabilities allocated to the loyalty segment reportable correspond to those attributable directly to the subsidiary LifeMiles Corp., and exclude assets, liabilities, income and expenses of the loyalty program recognized by the Company’s Subsidiaries.

Inter-segment revenues are eliminated upon consolidation and reflected in the “Eliminations” column.

The Company’s revenues by geographic area for the years ended December 31, 2017, 2016 and 2015 are as follows:

	For the year ended December 31,
	2017	2016	2015
North America	$565,910	$539,365	$653,452
Central America and the Caribbean	539,682	442,841	592,947
Colombia	1,961,600	1,831,218	1,840,597
South America (ex–Colombia)	933,569	840,934	918,956
Other	440,923	483,980	355,389

Total operating revenue	$4,441,684	$4,138,338	$4,361,341

The Company allocates revenues by geographic area based on the point of origin of the flight. Non-current assets are composed primarily of aircraft and aeronautical equipment, which are used throughout different countries and are therefore not assignable to any particular geographic area.